15. Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

The Company evaluated subsequent events through the date the financial statements were issued and filed with this Form 10Q:

In August 2016 the Company issued 50,000 shares of Vycor Common Stock (valued at $13,200) to Valeo Consulting LLC under the terms of the Consultancy Agreement.

In August 2016 the Company paid an aggregate of 9,140 shares of Preferred D Stock, valued at $91,409, representing preferred stock dividends. The Preferred D shares are convertible on their terms at $2.15 per share of Common Stock into 42,512 shares. An aggregate of 8,718 shares of Preferred D Stock dividends were in respect of related parties.

There are no material subsequent events.